Share-Based Payment Arrangements - Summary of Vesting Conditions of Employee RSAs Performance Metrics (Detail) - Employee Restricted Stock Awards [Member]		12 Months Ended
	Jul. 26, 2021	Dec. 31, 2021
Above the Index by X percentage points
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of shares to be vested description	50% + X * 2.5%, with the maximum of 100%
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%
Equal to the Index
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%	50.00%
Below the Index by X percentage points
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of shares to be vested description	50% - X * 2.5%, with the minimum of 0%
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%